Nuveen Arizona Quality Municipal Income Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 161.7% (100.0% of Total Investments)
MUNICIPAL BONDS - 161.7%  (100.0% of Total Investments)
Education and Civic Organizations - 32.0% (19.8% of Total Investments)
$ 2,175 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 AA $ 2,338,886
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 AA 1,583,745
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2015D, 5.000%, 7/01/41
7/25 at 100.00 AA 1,583,745
1,255 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2020B, 4.000%, 7/01/47
7/30 at 100.00 AA 1,281,568
2,515 Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 Aa3 2,607,904
515 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 BB 530,532
525 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 AA- 557,471
250 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 253,683
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
1,700 5.000%, 7/01/37 7/27 at 100.00 AA- 1,826,055
1,645 5.000%, 7/01/47 7/27 at 100.00 AA- 1,746,743
380 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 385,597
240 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.250%, 11/01/50, 144A
11/27 at 100.00 N/R 216,278
420 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas, Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/41, 144A
12/29 at 100.00 BB 387,740
375 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 5.000%, 3/01/48, 144A
9/27 at 100.00 BB+ 378,585
230 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call BB 230,918
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2018A:
615 5.000%, 7/01/38 1/28 at 100.00 AA- 659,993
1,000 5.000%, 7/01/48 1/28 at 100.00 AA- 1,061,570
455 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 488,693
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 1,076,790
175 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds, Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 BB- 168,203

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A:
$ 1,645 4.000%, 10/01/39 10/29 at 100.00 BBB+ $ 1,676,551
1,080 4.000%, 10/01/49 10/29 at 100.00 BBB+ 1,090,336
1,500 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A
6/28 at 100.00 N/R 1,592,970
Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success
Project, Refunding Series 2019:
360 4.000%, 7/01/31 7/29 at 100.00 BBB 358,977
340 4.000%, 7/01/33 7/29 at 100.00 BBB 336,284
195 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 N/R 156,628
355 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 AA- 380,638
490 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 AA- 519,572
1,495 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/43
1/30 at 100.00 AA- 1,627,442
665 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 AA- 715,893
700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 N/R 632,940
870 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 BB+ 877,299
Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School
Projects, Series 2016:
520 5.000%, 7/01/36 7/26 at 100.00 Baa3 542,766
300 5.000%, 7/01/47 7/26 at 100.00 Baa3 309,879
2,500 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
5.000%, 7/01/47
1/30 at 100.00 A2 2,727,850
2,095 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 AA- 2,266,245
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
1,155 5.000%, 6/01/40 6/24 at 100.00 A+ 1,198,370
70 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 70,873
900 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Choice Academies Charter Schools Project, Series
2012, 5.625%, 9/01/42
9/22 at 100.00 BB 902,259
1,400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/43
7/22 at 100.00 BB+ 1,400,294
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 BBB- 819,416
500 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A,
6.750%, 7/01/44, 144A
7/24 at 100.00 BB+ 532,935

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Projects, Series 2015:
$ 315 5.000%, 7/01/35, 144A 7/25 at 100.00 BB+ $ 322,289
300 5.000%, 7/01/45, 144A 7/25 at 100.00 BB+ 305,205
650 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 BB+ 666,348
610 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 605,803
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
210 3.250%, 7/01/25 No Opt. Call BBB- 209,536
400 5.000%, 7/01/35 7/25 at 100.00 BBB- 414,604
500 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
4.125%, 7/01/38
7/28 at 100.00 AA- 508,925
1,995 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 A3 2,123,678
500 Pima County Community College District, Arizona, Revenue Bonds, Series
2019, 5.000%, 7/01/36
7/28 at 100.00 Aa3 563,180
200 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
5/24 at 100.00 N/R 208,994
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
120 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 109,777
680 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 600,712
200 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 203,328
35 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 35,752
115 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 N/R 122,305
500 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 507,435
730 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/35 - BAM Insured
7/26 at 100.00 AA 794,364
780 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 AA 815,303
47,245 Total Education and Civic Organizations 49,218,654
Health Care - 19.0% (11.7% of Total Investments)
Arizona Health Facilities Authority, Revenue Bonds,
Scottsdale Lincoln Hospitals Project, Refunding Series
2014A:
3,005 5.000%, 12/01/39 12/24 at 100.00 A+ 3,097,494
2,860 5.000%, 12/01/42 12/24 at 100.00 A+ 2,943,169
430 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series
2020A, 4.000%, 9/01/40
9/30 at 100.00 A1 439,675
1,250 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/37
9/28 at 100.00 A+ 1,343,587
3,275 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 A+ 3,136,435

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
$ 1,250 5.000%, 1/01/32 1/27 at 100.00 AA- $ 1,338,825
1,000 5.000%, 1/01/35 1/27 at 100.00 AA- 1,062,800
2,000 5.000%, 1/01/38 1/27 at 100.00 AA- 2,119,560
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017A:
2,700 4.000%, 1/01/41 1/28 at 100.00 AA- 2,721,276
2,000 5.000%, 1/01/41 1/28 at 100.00 AA- 2,136,060
1,500 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%,
1/01/45
7/30 at 100.00 AA- 1,507,695
2,250 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51
4/31 at 100.00 A 1,785,037
1,025 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 A+ 1,078,689
1,000 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A+ 1,037,840
1,450 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2019, 4.000%,
8/01/43
8/29 at 100.00 A+ 1,467,879
Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series
2014A:
1,000 5.000%, 8/01/22 No Opt. Call A 1,006,200
1,000 5.250%, 8/01/32 8/24 at 100.00 A 1,037,510
28,995 Total Health Care 29,259,731
Housing/Multifamily - 0.9% (0.6% of Total Investments)
1,250 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 4.000%, 6/01/44 - BAM Insured
6/29 at 100.00 AA 1,270,850
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 161,010
1,500 Total Housing/Multifamily 1,431,860
Long-Term Care - 4.2% (2.6% of Total Investments)
585 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R 478,817
2,115 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/56
5/26 at 103.00 BBB- 2,128,515
1,840 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 1,585,105
1,435 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/38
12/29 at 102.00 N/R 1,248,708
1,080 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.125%, 10/01/47, 144A
10/27 at 100.00 N/R 1,079,190
7,055 Total Long-Term Care 6,520,335

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 19.2% (11.9% of Total Investments)
$ 575 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/35 - BAM Insured
7/27 at 100.00 AA $ 639,354
2,105 Golder Ranch Fire District, Pima and Pinal Counties, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/01/45
7/30 at 100.00 AA 2,177,749
1,000 Maricopa County Elementary School District 83 Cartwright, Arizona,
General Obligation Bonds, School Improvement, Project 2010, Series
2011A, 5.375%, 7/01/30 - AGM Insured
7/22 at 100.00 AA 1,003,410
2,315 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 Aa1 2,601,620
630 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 Aa1 701,461
775 Maricopa County School District 79 Litchfield Elementary, Arizona,
General Obligation Bonds, Series 2011, 5.000%, 7/01/23
7/22 at 100.00 Aa1 790,221
1,500 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/36
7/28 at 100.00 Aa3 1,676,175
1,500 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022C, 4.000%, 7/01/41
7/31 at 100.00 N/R 1,570,815
1,350 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2018, 5.000%,
7/01/36
7/25 at 102.00 Aa1 1,475,496
1,275 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/33
7/27 at 100.00 AAA 1,419,623
Mohave County Union High School District 2 Colorado
River, Arizona, General Obligation Bonds, School
Improvement Series 2017:
1,000 5.000%, 7/01/34 7/27 at 100.00 A1 1,110,420
1,000 5.000%, 7/01/36 7/27 at 100.00 A1 1,108,410
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 AA- 768,267
1,370 Pima County Continental Elementary School District 39, Arizona, General
Obligation Bonds, Series 2011A, 6.000%, 7/01/30 - AGM Insured
7/22 at 100.00 AA 1,407,018
2,895 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 AA 3,048,782
1,330 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement Project 2010 Series 2011A,
5.000%, 7/01/25
7/22 at 100.00 A 1,358,422
1,500 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement Project of 2014, Series 2017C,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 AA 1,670,145
Pinal County School District 4 Casa Grande Elementary,
Arizona, General Obligation Bonds, School improvement
Project 2016, Series 2017A:
620 5.000%, 7/01/34 - BAM Insured 7/27 at 100.00 AA 685,354
1,000 5.000%, 7/01/35 - BAM Insured 7/27 at 100.00 AA 1,104,410
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 1,871,140
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
715 4.500%, 7/01/33 7/24 at 100.00 AA- 745,766
665 4.500%, 7/01/34 7/24 at 100.00 AA- 693,203
27,810 Total Tax Obligation/General 29,627,261

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 44.5% (27.5% of Total Investments)
$ 100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R $ 104,605
2,310 Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose
Stadium Facility Project, Refunding Senior Series 2012A, 5.000%,
7/01/36
7/22 at 100.00 A1 2,317,184
1,250 Arizona State Transportation Board, Highway Revenue Bonds, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 AA+ 1,368,825
275 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 AA 287,202
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 AA 1,070,420
1,215 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 N/R 1,128,966
123 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A2021 960240
(4)
7/27 at 100.00 N/R 94,597
1,210 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R 1,229,892
1,810 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 AA 1,978,873
2,445 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 4.375%, 7/15/43 - BAM Insured
7/27 at 100.00 AA 2,564,145
1,100 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/45 - BAM Insured
7/31 at 100.00 N/R 1,142,163
484 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/23 at 100.00 N/R 485,486
697 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 N/R 691,807
2,280 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.750%, 7/01/45
7/30 at 100.00 N/R 1,910,252
1,035 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020, 3.500%, 7/15/44
7/30 at 100.00 N/R 836,487
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
105 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 AA 116,386
Festival Ranch Community Facilities District, Buckeye,
Arizona, General Obligation Bonds, Series 2012:
345 5.000%, 7/15/27 - BAM Insured 7/22 at 100.00 AA 346,504
1,085 5.000%, 7/15/31 7/22 at 100.00 AA 1,089,536
500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 AA 528,350
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/37 - BAM Insured
7/27 at 100.00 AA 1,120,540
590 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 660,363
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 AA 1,026,450
356 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 N/R 349,421
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
545 4.000%, 7/15/32 7/26 at 100.00 A1 567,187
810 Goodyear, Arizona, Community Facilities General District 1, Arizona,
General Obligation Refunding Bonds, Series 2013, 5.000%, 7/15/23
No Opt. Call A- 822,263
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 1,584,645

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,250 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 BB $ 1,327,888
1,425 Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series
2013, 5.000%, 7/01/33
7/23 at 100.00 AA 1,469,588
615 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 626,236
200 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/31
7/26 at 100.00 BBB 213,874
385 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 AA 418,256
400 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.350%, 7/15/31
7/22 at 100.00 N/R 333,396
1,625 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA 1,663,902
2,500 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%,
12/01/36
12/22 at 100.00 A 2,530,025
580 Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue
Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38, (AMT)
7/22 at 100.00 AA+ 581,328
1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 AA 1,049,790
1,600 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/39
8/28 at 100.00 AA 1,671,200
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,550 4.550%, 7/01/40 7/28 at 100.00 N/R 1,570,073
2,040 5.000%, 7/01/58 7/28 at 100.00 N/R 2,079,188
1,085 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 1,086,345
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
540 4.000%, 8/01/34 8/26 at 100.00 AA 567,567
545 4.000%, 8/01/36 8/26 at 100.00 AA 569,825
1,740 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 AA 1,937,699
2,400 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2020, 4.000%, 8/01/50
8/30 at 100.00 AA 2,449,992
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
1,400 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 AA 1,474,368
2,100 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 AA 2,208,927
3,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2006, 5.000%, 7/01/24
No Opt. Call AAA 3,187,680
1,650 Sundance Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Refunding Series 2018, 5.000%, 7/15/39 - BAM
Insured
7/28 at 100.00 AA 1,857,917
1,150 Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax
General Obligation Bonds, Series 2021, 4.000%, 7/15/41 - AGM Insured
7/31 at 100.00 AA 1,223,060
2,505 Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding
Series 2012, 5.000%, 7/01/37
7/22 at 100.00 AAA 2,512,891
3,000 Town of Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2022, 5.000%, 8/01/47,(WI/DD, Settling
6/08/22)
8/32 at 100.00 N/R 3,438,240
85 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 4.000%, 10/01/22 - AGM Insured
No Opt. Call AA 85,499
475 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 3.250%, 7/15/25, 144A
7/22 at 100.00 N/R 475,385
4,240 Yavapai County Jail District, Arizona, Pledged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 AA 4,406,759
66,255 Total Tax Obligation/Limited 68,439,447

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 9.8% (6.0% of Total Investments)
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
$ 910 5.000%, 7/01/40 7/25 at 100.00 A1 $ 962,580
2,185 5.000%, 7/01/45 7/25 at 100.00 A1 2,302,400
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 1,650,030
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Refunding Senior Lien Series 2013:
1,785 5.000%, 7/01/30, (AMT) 7/23 at 100.00 Aa3 1,829,053
2,215 5.000%, 7/01/32, (AMT) 7/23 at 100.00 Aa3 2,269,755
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 Aa3 2,120,860
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2018, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 Aa3 1,613,625
Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A:
975 5.000%, 7/01/33 7/29 at 100.00 A3 1,097,645
1,045 5.000%, 7/01/35 7/29 at 100.00 A3 1,172,940
14,115 Total Transportation 15,018,888
U.S. Guaranteed - 5.9% (3.7% of Total Investments) (5)
2,240 Arizona Board of Regents, Univeristy of Arizona, System Revenue Bonds,
Tender Option Bond Trust 2015-XF0053, 15.639%, 6/01/42, (Pre-
refunded 6/01/22), 144A, (IF) (6)
6/22 at 100.00 Aa2 2,240,000
1,200 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- 1,259,736
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
550 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 AA 623,266
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
55 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 N/R 58,961
545 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 565,165
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
720 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 N/R 762,401
2,000 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 AAA 2,126,400
1,320 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 AAA 1,501,381
8,630 Total U.S. Guaranteed 9,137,310
Utilities - 26.2% (16.2% of Total Investments)
Carefree Utilities Community Facilities District, Arizona,
Water System Revenue Bonds, Series 2021:
1,005 4.000%, 7/01/41 7/31 at 100.00 A+ 1,032,638
1,000 4.000%, 7/01/51 7/31 at 100.00 A+ 1,004,220
655 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/36
1/26 at 100.00 AA+ 709,948
1,250 Gilbert Water Resource Municipal Property Corporation, Arizona, Utility
System Revenue Bonds, Senior Lien Green Series 2022, 4.000%,
7/15/47,(WI/DD, Settling 6/14/22)
7/32 at 100.00 N/R 1,302,238
1,805 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series
2022A, 5.000%, 7/01/41
7/32 at 100.00 N/R 2,127,102
785 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 AA 848,852
1,500 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/45 - AGM Insured
7/29 at 100.00 AA 1,546,185
665 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36
7/27 at 100.00 A- 721,345

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,100 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA $ 1,154,736
1,125 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 AA 1,208,722
8,750 Mesa, Arizona, Utility System Revenue Bonds, Series 2018, 5.000%,
7/01/42, (UB) (6)
7/28 at 100.00 Aa2 9,757,738
1,135 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 AA+ 1,199,797
465 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA 540,246
695 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A+ 756,563
1,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/36
6/25 at 100.00 AA+ 1,606,260
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
4,500 5.500%, 12/01/29 No Opt. Call A3 5,118,615
5,665 5.000%, 12/01/37 No Opt. Call A3 6,400,317
Surprise, Arizona, Utility  System Revenue Bonds, Refunding
Senior Lien Series 2018:
500 5.000%, 7/01/35 7/28 at 100.00 AA+ 565,185
805 5.000%, 7/01/36 7/28 at 100.00 AA+ 909,127
2,105 Yuma County Industrial Development Authority, Arizona, Exempt Revenue
Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%,
12/01/37, (AMT)
7/22 at 100.00 N/R 1,825,603
37,010 Total Utilities 40,335,437
$ 238,615 Total Long-Term Investments (cost $249,788,599) 248,988,923
Floating Rate Obligations - (4.5)%   (7,000,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (57.3)% (7) (88,243,466)
Other Assets Less Liabilities - 0.1% 266,380
Net Assets Applicable to Common Shares - 100% $ 154,011,837

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAZ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 248,988,923 $ – $ 248,988,923
Total
$ – $ 248,988,923 $ – $ 248,988,923
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 35.4%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.